Accrued Expenses	12 Months Ended
Feb. 26, 2012
Accrued Expenses [Abstract]
ACCRUED EXPENSES

NOTE 6 — ACCRUED EXPENSES

Accrued expenses consist of the following:

	February 26, 2012	February 27, 2011
Compensation and benefits	$5,090	$5,012
Restructuring	1,813	1,298
Sales use and other taxes	614	764
Other	5,733	5,754

Total	$13,250	$12,828